Supplement dated May 8, 2026
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), America's marketFLEX II Annuity, America's marketFlex Edge Annuity, America's marketFLEX Advisor Annuity, BOA America's Future Annuity, America's Future Horizon Annuity, BOA V, BOA FPVUL, BOA TNG, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, Nationwide Protector IVUL, Nationwide Protector IVUL - Series H, Nationwide Accumulator IVUL, Nationwide Accumulator IVUL - Series H and Nationwide Marathon VUL Ultra dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract or policy.
Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
PROS-1172